INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31, 2021	December 31, 2020
	$	$
Raw materials	97,163	115,373
Work in process	1,391,518	1,608,301
Total	1,488,681	1,723,674